Revenues	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenues

Note 5. Revenues

Revenues by Geographic Area

Revenues by geographic region were as follows:

	Three Months Ended July 31,		Six Months Ended July 31,
	2019	2020	2019	2020
United States	$29,653	$44,049	$57,332	$84,520
International	$2,325	$4,716	$4,482	$8,957

	$31,978	$48,765	$61,814	$93,477

Revenues by geography are determined based on the region of the Company’s contracting entity, which may be different than the region of the customer. No country outside the United States represented 10% or more of total revenues.

Contract Amounts

Accounts Receivable

Accounts receivable, less allowance for doubtful accounts, is as follows as of January 31, 2020 and July 31, 2020:

	As of January 31, 2020	As of July 31, 2020
Trade accounts receivable	$32,686	$29,082
Unbilled accounts receivable	1,425	1,321
Allowance for doubtful accounts	—	(622)
Other accounts receivable	94	447

Total accounts receivable, net	$34,205	$30,228

Deferred Revenue and Remaining Performance Obligation

Significant movements in the deferred revenue balance during the period consisted of increases due to payments received prior to transfer of control of the underlying performance obligations to the customer, which were offset by decreases due to revenues recognized in the period. During the six months ended July 31, 2020, $43.1 million of revenues were recognized that were included in the balance of deferred revenue as of January 31, 2020.

Transaction price allocated to remaining performance obligations represents contracted revenues that have not yet been recognized, which includes deferred revenue and unbilled amounts that will be recognized as revenues in future periods. Transaction price allocated to the remaining performance obligation is influenced by several factors, including the timing of renewals, average contract terms and foreign currency exchange rates. The Company applies practical expedients to exclude amounts related to performance obligations that are billed and recognized as they are delivered, optional purchases that do not represent material rights, and any estimated amounts of variable consideration that are subject to constraint.

Remaining performance obligations were $455.7 million as of July 31, 2020. The Company expects to recognize 66% of its remaining performance obligation as revenues in the next 24 months, 30% more in the following 25 to 48 months, and the remainder thereafter.

Note 5. Revenues

Revenue by Geographic Area

Revenue by geographic region were as follows:

	Fiscal Year Ended January 31,
	2018	2019	2020
United States	$58,075	$87,328	$127,192
International	67	4,207	10,988

	$58,142	$91,534	$138,180

Revenues by geography are determined based on the region of the Company’s contracting entity, which may be different than the region of the customer. No countries outside the United States represented 10% or more of total revenues.

Contract Amounts

Accounts Receivable

Unbilled accounts receivable were included in accounts receivable before the adoption of ASU 2014-09. Accounts receivable, less allowance for doubtful accounts, is as follows as of January 31, 2019 and 2020:

	As of January 31,
	2019	2020
Trade accounts receivable	$21,999	$32,686
Unbilled accounts receivable	3,589	1,425
Other accounts receivable	30	94
Allowances	(123)	—

Total accounts receivable, net	$25,495	$34,205

Deferred Revenue and Remaining Performance Obligation

Significant movements in the deferred revenue balance during the period consisted of increases due to payments received prior to transfer of control of the underlying performance obligations to the customer and deferred revenue assumed through business combinations, which were offset by decreases due to revenue recognized in the period. During the year ended January 31, 2020, approximately $36.7 million of revenue was recognized that was included in the adjusted opening balance of deferred revenue as of February 1, 2019.

Transaction price allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and unbilled amounts that will be recognized as revenue in future periods. Transaction price allocated to the remaining performance obligation is influenced by several factors, including the timing of renewals, average contract terms and foreign currency exchange rates. The Company applied practical expedients to exclude amounts related to performance obligations that are billed and recognized as they are delivered, optional purchases that do not represent material rights, and any estimated amounts of variable consideration that are subject to constraint in accordance with the new revenue standard.

Remaining performance obligations were approximately $431.5 million as of January 31, 2020. The Company expects to recognize approximately 59% of its remaining performance obligation as revenues in the next 24 months, approximately 34% more in the following 25 to 48 months, and the remainder thereafter.

Costs Capitalized to Obtain Revenue Contracts

During the fiscal year ended January 31, 2020, we amortized $0.01 million of capitalized contract acquisition costs into costs of revenues – professional services, $0.02 million within research and development and $3.2 million within sales and marketing expense. We did not incur any impairment losses.

The opening balance of capitalized contract acquisition costs as of February 1, 2019 was $8.2 million. As of January 31, 2020, the balance of capitalized contract acquisition costs was $10.6 million, of which $7.0 million was long-term in the consolidated balance sheets. The remaining balance of the capitalized costs to obtain contracts was current.